Subsequent Events	3 Months Ended
Mar. 31, 2025
Subsequent Events [Abstract]
SUBSEQUENT EVENTS
18.	SUBSEQUENT EVENTS

The Company has evaluated the impact of events that have occurred subsequent to March 31, 2025, through the issuance date, May 21, 2025, of the consolidated financial statements, except for the events mentioned below, the Company did not identify any other subsequent events occurred that would require recognition in the consolidated financial statements or disclosure in the notes to the consolidated financial statements.

In an arbitration that took place in New York involving GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (collectively, “GEM”) that sought monetary damages against Auto Services Group Limited (“ASGL”) concerning an alleged breach of contractual obligations, the arbitration tribunal issued an award at the end of April, 2025 (the “Award”). The Award requires ASGL to pay GEM $2.8 million plus simple interest at 9% per annum. GEM filed an application to convert the Award to a money judgment on May 9, 2025, which is currently pending enforcement.